Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Cash held in banks	23,454	15,827
Short‐term investments	82,321	39,443
Cash and cash equivalents	105,775	55,270